CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Balances due from related parties	$ 91,000	$ 993,000
Borrowings	51,386,000	0
Other financial liabilities - current	8,937,000	9,335,000
Clarice
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value		400,000
Forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss, forward contracts	1,220,000	44,000
Subsidiaries | Collokia investment
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	115,000	106,000
Borrowings	300,000
Convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3,236,000	106,000
Foreign exchange forward contracts | Forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value		12,000
Foreign exchange forward contracts | Sistemas Globales S.A. | Forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss, forward contracts	1,291,000	44,000
Guarantee Payments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 1,383,000	$ 345,000